Truth Social American Energy Security ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Architectural and Structural Metals Manufacturing - 0.3%
Valmont Industries, Inc.	2	$805

Building Equipment Contractors - 2.7%
Quanta Services, Inc.	16	6,753

Computer Systems Design and Related Services - 0.0% (a)
Power Solutions International, Inc. (b)	1	57

Electric Power Generation, Transmission and Distribution - 35.1% (c)
American Electric Power Co., Inc.	59	6,803
Consolidated Edison, Inc.	37	3,675
Constellation Energy Corp.	25	8,832
Duke Energy Corp.	78	9,142
Edison International	37	2,221
Entergy Corp.	42	3,882
Exelon Corp.	97	4,228
GE Vernova, Inc.	12	7,843
NANO Nuclear Energy, Inc. (b)	5	120
NextEra Energy, Inc.	109	8,750
NRG Energy, Inc.	19	3,026
PG&E Corp.	189	3,037
Public Service Enterprise Group, Inc.	49	3,935
Southern Co.	106	9,243
Vistra Corp.	32	5,163
WEC Energy Group, Inc.	33	3,480
Xcel Energy, Inc.	55	4,062
		87,442

Electrical Equipment Manufacturing - 0.5%
American Superconductor Corp. (b)	6	173
Generac Holdings, Inc. (b)	7	954
		1,127

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.6%
BWX Technologies, Inc.	9	1,556

Highway, Street, and Bridge Construction - 0.4%
Sterling Infrastructure, Inc. (b)	3	919

Management, Scientific, and Technical Consulting Services - 5.4%
Eaton Corp. PLC	42	13,377
Lightbridge Corp. (b)	4	51
		13,428

Metal Ore Mining - 0.2%
Uranium Energy Corp. (b)	44	514

Natural Gas Distribution - 7.1%
Cheniere Energy, Inc.	25	4,860
Eversource Energy	39	2,626
Kinder Morgan, Inc.	204	5,608
ONEOK, Inc.	64	4,704
		17,798

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.1%
Itron, Inc. (b)	4	371

Office Administrative Services - 1.4%
Baker Hughes Co.	74	3,370

Oil and Gas Extraction - 15.8%
Diamondback Energy, Inc.	20	3,007
Dominion Energy, Inc.	82	4,804
Energy Fuels, Inc. (b)	27	393
EOG Resources, Inc.	42	4,410
EQT Corp.	59	3,162
Exxon Mobil Corp.	170	20,458
Occidental Petroleum Corp.	77	3,166
		39,400

Other Electrical Equipment and Component Manufacturing - 1.8%
Energy Vault Holdings, Inc. (b)	17	78
EnerSys	4	587
Eos Energy Enterprises, Inc. (b)	40	458
Fluence Energy, Inc. (b)	7	139
FuelCell Energy, Inc. (b)	7	51
Hubbell, Inc.	6	2,665
Plug Power, Inc. (b)	162	319
Preformed Line Products Co.	1	207
		4,504

Other Financial Investment Activities - 1.1%
Net Power, Inc. (b)	5	11
nVent Electric PLC	16	1,632
Oklo, Inc. (b)	17	1,220
		2,863

Other Specialty Trade Contractors - 0.4%
Argan, Inc.	2	627
Centrus Energy Corp. - Class A (b)	2	485
		1,112

Petroleum and Coal Products Manufacturing - 14.4%
Chevron Corp.	134	20,423
Marathon Petroleum Corp.	30	4,879
Phillips 66	42	5,420
Valero Energy Corp.	31	5,046
		35,768

Pipeline Transportation of Natural Gas - 4.5%
Targa Resources Corp.	19	3,506
Williams Cos., Inc.	127	7,634
		11,140

Semiconductor and Other Electronic Component Manufacturing - 0.8%
Bloom Energy Corp. - Class A (b)	20	1,738
Shoals Technologies Group, Inc. - Class A (b)	17	144
		1,882

Support Activities for Mining - 5.0%
ConocoPhillips	134	12,544

Utility System Construction - 1.1%
Dycom Industries, Inc. (b)	2	676
MasTec, Inc. (b)	7	1,521
MYR Group, Inc. (b)	2	437
		2,634

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.1%
NuScale Power Corp. (b)	24	340
TOTAL COMMON STOCKS (Cost $247,121)		246,327

TOTAL INVESTMENTS - 98.8% (Cost $247,121)		246,327
Money Market Deposit Account - 1.2% (d)		2,879
Other Assets in Excess of Liabilities - 0.0% (a)		5
TOTAL NET ASSETS - 100.0%		$249,211

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Truth Social American Energy Security ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$246,327	$–	$–	$246,327
Total Investments	$246,327	$–	$–	$246,327

Refer to the Schedule of Investments for further disaggregation of investment categories.